Note 14 - Commitments and Contingencies (Details Textual)	6 Months Ended
Jun. 30, 2022
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	22
Number of Dry-bulk Vessels Not Secured Employment	5
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	111 months